Junior Subordinated Deferrable Interest Debentures (Details 2) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Trust VI	Dec. 31, 2013 Trust VII	Dec. 31, 2013 Trust VIII	Dec. 31, 2013 Trust IX	Dec. 31, 2013 Trust X	Dec. 31, 2013 Trust XI	Dec. 31, 2013 Trust XII
Junior subordinated deferrable interest debentures, major types of business trusts
Junior subordinated deferrable interest debentures	$ 190,726	$ 190,726	$ 25,774	$ 10,310	$ 25,774	$ 41,238	$ 34,021	$ 32,990	$ 20,619
Interest rate (as a percent)			3.69%	3.49%	3.29%	1.87%	1.89%	1.87%	1.69%
Interest rate index			LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR	LIBOR
Spread on interest rate index (as a percent)			3.45%	3.25%	3.05%	1.62%	1.65%	1.62%	1.45%